Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP - MFS Value Fund Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP - MFS Value Fund Class 2 | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - MFS Value Fund Class 2 | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP - MFS Value Fund Class 2 | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP - MFS Value Fund Class 2 | ConocoPhillips Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP - MFS Value Fund Class 2 | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - MFS Value Fund Class 2 | Aon PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 2 | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 2 | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 2 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
CTIVP - MFS Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
CTIVP - MFS Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
CTIVP - MFS Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CTIVP - MFS Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
CTIVP - MFS Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP - MFS Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
CTIVP - MFS Value Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP - MFS Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP - MFS Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - MFS Value Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP - MFS Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
CTIVP - MFS Value Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CTIVP - MFS Value Fund Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP - MFS Value Fund Class 1 | Progressive Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CTIVP - MFS Value Fund Class 1 | Cigna Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP - MFS Value Fund Class 1 | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CTIVP - MFS Value Fund Class 1 | ConocoPhillips Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP - MFS Value Fund Class 1 | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP - MFS Value Fund Class 1 | Aon PLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 1 | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 1 | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 1 | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP - MFS Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
CTIVP - MFS Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
CTIVP - MFS Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
CTIVP - MFS Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
CTIVP - MFS Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
CTIVP - MFS Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP - MFS Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
CTIVP - MFS Value Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP - MFS Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP - MFS Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP - MFS Value Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
CTIVP - MFS Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
CTIVP - MFS Value Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%